Note 23 - Employee Benefits - Weighted Principal Assumptions (Details) R$ in Millions	Dec. 31, 2018 BRL (R$) Rate	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Actuarial assumption of medical cost trend rates [member]
Statement Line Items [Line Items]
Change in assumption, percentage (Rate) | Rate	1.00%
Increase in assumption	R$ (113.8)	R$ (119.7)	R$ (104.7)
Decrease in assumption	R$ 98.0	102.3	90.2
Actuarial assumption of discount rates [member]
Statement Line Items [Line Items]
Change in assumption, percentage (Rate) | Rate	0.50%
Increase in assumption	R$ 295.8	289.7	292.6
Decrease in assumption	R$ (314.4)	(309.2)	(311.5)
Actuarial assumption of expected rates of salary increases [member]
Statement Line Items [Line Items]
Change in assumption, percentage (Rate) | Rate	0.50%
Increase in assumption	R$ (24.2)	(12.9)	(16.6)
Decrease in assumption	23.0	12.3	15.3
Actuarial assumption of life expectancy after retirement [member]
Statement Line Items [Line Items]
Increase in assumption	(177.8)	(180.6)	(175.9)
Decrease in assumption	R$ 174.0	R$ 176.5	R$ 172.9
Change in assumption, year	1